COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
FHLB letters of credit	$ 52,000,000
Operating leases, rent expense	919,000	$ 717,000	$ 474,000
Letters of credit
Other Commitments [Line Items]
Potential guarantee obligation	$ 0	$ 0